Ordinary Shares	12 Months Ended
Jun. 30, 2025
Stockholders' Equity Note [Abstract]
Ordinary Shares

12. Ordinary Shares

As of June 30, 2024, the Company had 1,000 Ordinary Shares, with par value of US$1 each. On January 3, 2024, the Company filed the Amended and Restated Articles with the Registrar of Corporate Affairs to increase its authorized shares from 50,000 ordinary shares, par value of $1 per share, to 500,000,000 ordinary shares, par value of $0.0001 per share, consisting of (i) 400,000,000 Class A Ordinary Shares, par value of $0.0001, and (ii) 100,000,000 Class B Ordinary Shares, par value of $0.0001. In respect of matters requiring a shareholders’ vote, holders shall be entitled to one vote per share on all matters subject to the vote at general meetings of our company, while holders of Class B Ordinary Shares shall be entitled to 20 votes per share. Simultaneously, the Company effectuated a forward split of all issued and outstanding ordinary shares at a ratio of 1-for-10,000, and converted all existing issued and outstanding ordinary shares into Class A Ordinary Shares of the Company at a ratio of 1-for-1. As a result, as of the date hereof, there were 10,000,000 issued and outstanding Class A Ordinary Shares of the Company. Such share number are retrospectively applied to all period presented as if the 10,000,000 Class Ordinary Shares and nil Class B Ordinary Shares existed from the begining of the first year presented.

On January 10, 2025, the Group issued 1,250,000 Class A Ordinary Shares at $4.00 per share for a total of $5,000,000 gross proceeds in its Initial Public Offering (“IPO"). Net proceeds from the IPO was $1,695,539, net of expenses primarily including legal fees and audit fees.

On January 24, 2025, the Board of Directors approved the issuance of 300,000 shares of Class B Ordinary Shares to Ms. Jianping Niu and 280,000 Class B Ordinary Shares to Mr. Huabei Zhu, totaling 580,000 shares with a par value of US$ 0.0001 per share. As a result, as of June 30, 2025, there were 11,250,000 issued and outstanding Class A Ordinary Shares and 580,000 issued and outstanding Class B Ordinary Shares.

As a result, as of the date of this annual report, there are 11,250,000 issued and outstanding Class A Ordinary Shares of the Company and 580,000 issued and outstanding Class B Ordinary Shares of the Company.